Investments Accounted for Using the Equity Method - Summary of Fair Values of Investments in Associates with Available Published Price Quotation (Detail) - Level 1 of fair value hierarchy [member]
$ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation			$ 52,176,190
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 50,222	$ 1,537,307	1,695,156
Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	12,085	369,925	$ 468,572
ChipMos Technologies Inc [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 126,970	$ 3,886,561